Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 350,573	$ 223,054
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	297,847	145,587
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	153,330
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	94,495	91,747
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	268
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	9,765	16,147
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	20,114	18
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	9,017	17,585
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	4,091	125
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	234
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	1	6,528
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	5
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, B1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	930
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, B3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	37	593
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Caa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 5,830	$ 12,571